Significant accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Residual value of mainly (as a percent)	10.00%
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	25 years
Chassis
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	30 years
Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	13 years
Dry docking for owned vessels
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Up to 5
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	25 years
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	mostly 5 years
Computer systems and communication equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	4 years
Computer systems and communication equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	7 years
Others | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	5 years
Others | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	15 years